COMMITMENTS (Details) $ in Thousands	Nov. 04, 2024 USD ($)	Nov. 03, 2022 USD ($)	Dec. 31, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jul. 15, 2024 USD ($) bank	Jul. 14, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 18, 2022 USD ($)	Oct. 12, 2022 USD ($)
Commitments [Line Items]
Notional amount			$ 3,794,475				$ 4,034,783
Minimum liquidity									$ 750,000
Exit RCF
Commitments [Line Items]
Notional amount					$ 750,000	$ 500,000
Number of banks in lender group | bank					9
Term Loan B Facility
Commitments [Line Items]
Notional amount		$ 1,100,000
Borrowings term		5 years
2027 Notes
Commitments [Line Items]
Notional amount				$ 450,000				$ 450,000
Borrowings, interest rate				13.375%				13.375%
2029 Notes
Commitments [Line Items]
Notional amount				$ 700,000				$ 700,000
Borrowings, interest rate				13.375%				13.375%
2029 Notes | LATAM Airlines Group S.A.
Commitments [Line Items]
Minimum liquidity				$ 750,000
Spare Engine Facility
Commitments [Line Items]
Notional amount	$ 300,000	$ 275,000
Borrowings term	4 years	5 years
Available notional amount	$ 25,000
Spare Engine Facility | LATAM Airlines Group S.A.
Commitments [Line Items]
Minimum liquidity	750,000	$ 750,000
Spare Engine Facility | TAM Linhas aéreas S.A.
Commitments [Line Items]
Minimum liquidity	$ 400,000	$ 400,000
2016 RCF
Commitments [Line Items]
Number of banks in lender group | bank					9
Committed amount					$ 800,000	$ 600,000
2016 RCF | LATAM Airlines Group S.A.
Commitments [Line Items]
Minimum liquidity					750,000
2016 RCF | TAM Linhas aéreas S.A.
Commitments [Line Items]
Minimum liquidity					$ 400,000
2030 Notes
Commitments [Line Items]
Notional amount				$ 1,400,000
Borrowings, interest rate				7.875%
2030 Notes | LATAM Airlines Group S.A.
Commitments [Line Items]
Minimum liquidity				$ 750,000